Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	¥ 1,356,961	¥ 1,279,514
Provision for credit losses	128,584	71,912
Charge-offs	158,377	132,641
Recoveries collected	31,695	34,537
Net charge-offs	126,682	98,104
Other	11,941	43,169
Balance at end of period	1,370,804	1,296,491
ASU 2022-02
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Other		18,869
Commercial
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	745,514	719,589
Provision for credit losses	14,650	(17,974)
Charge-offs	18,185	36,943
Recoveries collected	5,759	9,720
Net charge-offs	12,426	27,223
Other	(16,651)	1,580
Balance at end of period	731,087	675,972
Residential
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	56,964	59,747
Provision for credit losses	(2,408)	433
Charge-offs	75	459
Recoveries collected	5	2
Net charge-offs	70	457
Other	0	0
Balance at end of period	54,486	59,723
Card
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	36,423	42,469
Provision for credit losses	13,895	10,255
Charge-offs	11,284	10,158
Recoveries collected	512	393
Net charge-offs	10,772	9,765
Other	0	(7,666)
Balance at end of period	39,546	35,293
Krungsri
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	405,211	364,647
Provision for credit losses	76,414	57,443
Charge-offs	101,030	69,152
Recoveries collected	18,452	15,931
Net charge-offs	82,578	53,221
Other	19,772	38,096
Balance at end of period	418,819	406,965
Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	112,849	93,062
Provision for credit losses	26,033	21,755
Charge-offs	27,803	15,929
Recoveries collected	6,967	8,491
Net charge-offs	20,836	7,438
Other	8,820	11,159
Balance at end of period	¥ 126,866	¥ 118,538